Portfolio of Investments September 30, 2025
Inflation Linked Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.1%
CORPORATE BONDS - 0.2%
ENERGY - 0.0%
$ 328,947 Reliance Industries Ltd 2 .444% 01/15/26 $ 327,121
TOTAL ENERGY 327,121
FINANCIAL SERVICES - 0.0%
565,768 HNA LLC 2 .369 09/18/27 550,212
TOTAL FINANCIAL SERVICES 550,212
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
5,865,000 Montefiore Medical Center 2 .895 04/20/32 5,234,095
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,234,095
TOTAL CORPORATE BONDS
(Cost $6,754,958) 6,111,428
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 97.9%
MORTGAGE BACKED - 1.5%
6,607,950 Ginnie Mae I Pool 3 .600 09/15/31 6,457,129
3,755,024 Ginnie Mae I Pool 3 .700 10/15/33 3,648,233
1,153,140 Ginnie Mae I Pool 3 .380 07/15/35 1,094,376
1,139,274 Ginnie Mae I Pool 3 .870 10/15/36 1,098,507
4,179,761 Ginnie Mae I Pool 3 .940 03/15/37 4,035,437
14,955,492 Ginnie Mae I Pool 1 .730 07/15/37 12,783,087
11,391,324 Ginnie Mae I Pool 1 .650 07/15/42 8,956,461
11,674,832 Ginnie Mae I Pool 2 .750 01/15/45 11,021,185
TOTAL MORTGAGE BACKED 49,094,415
U.S. TREASURY SECURITIES - 96.4%
621,987 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 621,525
2,066,712 (a) United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 2,060,870
2,863,837 (a) United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 2,866,373
3,195,704 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 3,178,820
54,242,375 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 54,052,750
106,629,930 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 106,039,556
126,682,139 (a) United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 125,691,509
40,612,477 (a) United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 41,327,344
22,641,739 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 22,328,046
73,290,789 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 72,792,595
86,202,444 (a) United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 87,584,044
99,660,061 (a) United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 98,501,600
27,083,868 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 27,526,202
166,566,472 (a) United States Treasury Inflation Indexed Bonds 1 .250 04/15/28 167,202,432
35,512,547 (a) United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 37,774,824
64,344,114 (a) United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 64,046,586
75,249,278 (a) United States Treasury Inflation Indexed Bonds 2 .375 10/15/28 78,378,229
106,662,026 (a) United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 105,844,569
65,275,318 (a) United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 68,201,447
171,323,677 (a) United States Treasury Inflation Indexed Bonds 2 .125 04/15/29 176,837,649
77,390,738 (a) United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 84,601,538
75,102,789 (a) United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 72,848,514
62,002,715 (a) United States Treasury Inflation Indexed Bonds 1 .625 10/15/29 63,229,104
138,634,190 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 132,341,594
128,830,125 (a) United States Treasury Inflation Indexed Bonds 1 .625 04/15/30 130,803,178
131,682,555 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 125,193,593
141,799,928 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 133,140,132
145,157,900 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 135,545,331
10,377,497 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 9,554,581
46,804,006 (a) United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 52,373,929
76,325,070 (a) United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 72,232,671
120,645,063 (a) United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 116,923,300
96,790,330 (a) United States Treasury Inflation Indexed Bonds 1 .375 07/15/33 95,293,773
190,319,622 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/34 191,205,770

Inflation Linked Bond

Portfolio of Investments September 30, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 114,188,812 (a) United States Treasury Inflation Indexed Bonds 1 .875% 07/15/34 $ 115,845,895
120,390,738 (a) United States Treasury Inflation Indexed Bonds 2 .125 01/15/35 123,935,791
35,758,981 (a) United States Treasury Inflation Indexed Bonds 1 .875 07/15/35 36,048,493
TOTAL U.S. TREASURY SECURITIES 3,033,974,157
TOTAL GOVERNMENT BONDS
(Cost $3,097,648,340) 3,083,068,572
TOTAL LONG-TERM INVESTMENTS
(Cost $3,104,403,298) 3,089,180,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
3,436,000 (b) Fixed Income Clearing Corporation 4 .200 10/01/25 3,436,000
TOTAL REPURCHASE AGREEMENT 3,436,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,436,000) 3,436,000
TOTAL INVESTMENTS - 98.2%
(Cost $3,107,839,298) 3,092,616,000
OTHER ASSETS & LIABILITIES, NET - 1.8% 55,865,915
NET ASSETS - 100.0% $ 3,148,481,915
(a) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(b) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $3,436,401 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
3.500% and maturity date 9/30/29, valued at $3,504,867.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 319 12/19/25  $ 35,594,066 $ 35,887,500  $ 293,434
U.S. Treasury 5-Year Note 200 12/31/25 21,766,877 21,839,062 72,185
Total 519  $ 57,360,943  $ 57,726,562 $ 365,619

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Inflation Linked Bond
Long-Term Investments
:
Corporate bonds $— $6,111,428 $— $6,111,428
Government bonds — 3,083,068,572 — 3,083,068,572
Short-Term Investments
:
Repurchase agreement — 3,436,000 — 3,436,000
Investments in Derivatives
:
Futures contracts* 365,619 — — 365,619
Total $365,619 $3,092,616,000 $— $3,092,981,619
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Real Estate Securities Select
Portfolio of Investments September 30, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
ASSET MANAGEMENT & CUSTODY BANKS - 0.6%
100,000 Blackstone, Inc $ 17,085,000
TOTAL ASSET MANAGEMENT & CUSTODY BANKS 17,085,000
DATA CENTER REITS - 10.5%
750,000 Digital Realty Trust, Inc 129,660,000
190,000 Equinix, Inc 148,815,600
TOTAL DATA CENTER REITS 278,475,600
DIVERSIFIED REITS - 0.3%
300,000 Essential Properties Realty Trust, Inc 8,928,000
TOTAL DIVERSIFIED REITS 8,928,000
HEALTH CARE REITS - 16.3%
1,203,000 American Healthcare REIT, Inc 50,538,030
1,600,000 Sabra Health Care REIT, Inc 29,824,000
1,500,000 Ventas, Inc 104,985,000
1,375,000 Welltower, Inc 244,942,500
TOTAL HEALTH CARE REITS 430,289,530
HOTELS, RESORTS & CRUISE LINES - 1.3%
130,000 Hyatt Hotels Corp 18,450,900
60,000 Marriott International, Inc (Class A) 15,626,400
TOTAL HOTELS, RESORTS & CRUISE LINES 34,077,300
INDUSTRIAL REITS - 12.4%
175,000 EastGroup Properties, Inc 29,620,500
2,075,000 Prologis, Inc 237,629,000
1,025,000 Rexford Industrial Realty, Inc 42,137,750
350,000 Terreno Realty Corp 19,862,500
TOTAL INDUSTRIAL REITS 329,249,750
MULTI-FAMILY RESIDENTIAL REITS - 9.3%
315,000 AvalonBay Communities, Inc 60,848,550
150,000 Camden Property Trust 16,017,000
600,000 Equity Residential 38,838,000
250,000 Essex Property Trust, Inc 66,915,000
450,000 Mid-America Apartment Communities, Inc 62,878,500
TOTAL MULTI-FAMILY RESIDENTIAL REITS 245,497,050
OFFICE REITS - 4.4%
525,000 Boston Properties, Inc 39,028,500
2,900,000 Hudson Pacific Properties, Inc 8,004,000
725,000 SL Green Realty Corp 43,362,250
650,000 Vornado Realty Trust 26,344,500
TOTAL OFFICE REITS 116,739,250
OTHER SPECIALIZED REITS - 4.9%
900,000 Gaming and Leisure Properties, Inc 41,949,000
325,000 Iron Mountain, Inc 33,130,500
1,700,000 VICI Properties, Inc 55,437,000
TOTAL OTHER SPECIALIZED REITS 130,516,500
RETAIL REITS - 17.8%
525,000 Agree Realty Corp 37,296,000
1,300,000 Curbline Properties Corp 28,990,000
2,000,000 Kimco Realty Corp 43,700,000
400,000 Kite Realty Group Trust 8,920,000
850,000 Macerich Co 15,470,000
1,300,000 Realty Income Corp 79,027,000
700,000 Regency Centers Corp 51,030,000
1,000,000 Simon Property Group, Inc 187,670,000
525,000 Tanger Factory Outlet Centers, Inc 17,766,000
TOTAL RETAIL REITS 469,869,000
SELF STORAGE REITS - 5.3%
500,000 Extra Space Storage, Inc 70,470,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
SHARES DESCRIPTION VALUE
SELF STORAGE REITS (continued)
240,000 Public Storage, Inc $ 69,324,000
TOTAL SELF STORAGE REITS 139,794,000
SINGLE-FAMILY RESIDENTIAL REITS - 6.2%
825,000 American Homes 4 Rent 27,431,250
675,000 Equity Lifestyle Properties, Inc 40,972,500
1,600,000 Invitation Homes, Inc 46,928,000
375,000 Sun Communities, Inc 48,375,000
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 163,706,750
TELECOM TOWER REITS - 9.8%
750,000 American Tower Corp 144,240,000
900,000 Crown Castle, Inc 86,841,000
150,000 SBA Communications Corp 29,002,500
TOTAL TELECOM TOWER REITS 260,083,500
TOTAL COMMON STOCKS
(Cost $1,717,126,277) 2,624,311,230
TOTAL LONG-TERM INVESTMENTS
(Cost $1,717,126,277) 2,624,311,230
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENT - 0.6%
$ 15,875,000 (a) Fixed Income Clearing Corporation 4 .200% 10/01/25 15,875,000
TOTAL REPURCHASE AGREEMENT 15,875,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,875,000) 15,875,000
TOTAL INVESTMENTS - 99.7%
(Cost $1,733,001,277) 2,640,186,230
OTHER ASSETS & LIABILITIES, NET - 0.3% 7,483,955
NET ASSETS - 100.0% $ 2,647,670,185
REIT Real Estate Investment Trust
(a) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $15,876,852 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
0.625% and maturity date 5/15/30, valued at $16,192,616.

Real Estate Securities Select

Portfolio of Investments September 30, 2025
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Real Estate Securities Select
Long-Term Investments
:
Common stocks $2,624,311,230 $— $— $2,624,311,230
Short-Term Investments
:
Repurchase agreement — 15,875,000 — 15,875,000
Total $2,624,311,230 $15,875,000 $— $2,640,186,230
1 1 1 1 1